Provisions and other current liabilities - Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Taxes other than income taxes	$ 110	$ 81
Restructuring provisions	10	28
Accrued expenses for goods and services received but not invoiced	61	79
Accruals for royalties	11	10
Accruals for deductions from revenue	217	212	$ 194	$ 213
Accruals for compensation and benefits including social security	352	382
Deferred income	110	97
Provisions for product liabilities, governmental investigations and other legal matters	0	0
Accrued share-based payments	9	10
Accrued interest on financial debts	19	19
Contingent considerations	15	35
Other payables	80	85
Total provisions and other current liabilities	$ 994	$ 1,038